Significant accounting policies - Balance sheet impact of IFRS 9 and IFRS 15 adoption (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies - Text Details (Detail) [Line Items]
Trade and other current receivables		€ 4,035		€ 3,911	€ 3,909
Current tax assets, current		147		110	109
Current prepayments and other current assets		469		317	392
Investments in subsidiaries, joint ventures and associates		244		149	142
Deferred tax assets		1,828		1,593	1,598
Current contract liabilities		1,303	[1]	1,150	1,163
Non-current contract liabilities		226	[1]	237	249
Deferred tax liabilities		152		18	33
Equity attributable to owners of parent		€ 12,088		11,970	€ 11,999	€ 12,546
IFRS 15 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Trade and other current receivables				1
Current tax assets, current				1
Current prepayments and other current assets				(75)
Investments in subsidiaries, joint ventures and associates				7
Deferred tax assets				5
Current contract liabilities				(13)
Non-current contract liabilities				(12)
Deferred tax liabilities				15
Equity attributable to owners of parent				(29)
After presentation change [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Trade and other current receivables	[2]			3,909
Current tax assets, current	[2]			109
Current prepayments and other current assets	[2]			392
Investments in subsidiaries, joint ventures and associates	[2]			142
Deferred tax assets	[2]			1,598
Current contract liabilities	[2],[3]			1,163
Non-current contract liabilities	[2],[3]			249
Deferred tax liabilities	[2]			33
Equity attributable to owners of parent	[2]			€ 11,999

[1]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.
[2]	Opening balance sheet after IFRS 15 presentation change, before other IFRS 15 and IFRS 9 adjustments.
[3]	Opening balance sheet after IFRS 15 presentation change.